COMMITMENTS (Schedule of Operating Lease) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | ¥		¥ 476	¥ 3,942
USD [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | $	$ 73
Within 1 year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | ¥		476	1,337
Within 1 year [Member] | USD [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | $	73
After one year but not more than five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | ¥			1,542
After one year but not more than five years [Member] | USD [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | $
Later Than Five Years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | ¥			¥ 1,063
Later Than Five Years [Member] | USD [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease | $